SHARE-BASED COMPENSATION PLAN (Details) (USD $)	12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2013 Stock options	Dec. 31, 2013 Stock options Minimum	Dec. 31, 2013 Stock options Maximum	Dec. 31, 2009 Share Incentive Plan	Dec. 31, 2008 Share Incentive Plan	Dec. 31, 2007 Share Incentive Plan	Dec. 31, 2006 Share Incentive Plan	Jan. 01, 2005 Share Incentive Plan	Dec. 31, 2013 Share Incentive Plan Stock options	Dec. 31, 2012 Share Incentive Plan Stock options	Dec. 31, 2011 Share Incentive Plan Stock options	Mar. 31, 2010 Special option plan	Dec. 31, 2013 2011 Equity Incentive Plan	Jul. 01, 2011 2011 Equity Incentive Plan	Dec. 31, 2013 2011 Equity Incentive Plan Stock options	Dec. 31, 2012 2011 Equity Incentive Plan Stock options	Dec. 31, 2011 2011 Equity Incentive Plan Stock options	Jul. 03, 2011 Amended 2011 Equity Incentive Plan	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan	Dec. 31, 2013 VanceInfo 2005 Stock Option Plan	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan Minimum	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan Maximum	Nov. 09, 2012 VanceInfo 2005 Stock Option Plan Stock options	Dec. 31, 2013 VanceInfo 2005 Stock Option Plan Stock options	Dec. 31, 2012 VanceInfo 2005 Stock Option Plan Stock options	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan	Dec. 31, 2013 VanceInfo 2007 Share Incentive Plan	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan Maximum	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan Stock options	Dec. 31, 2013 VanceInfo 2007 Share Incentive Plan Stock options	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan Stock options
SHARE-BASED COMPENSATION PLAN
Approved number of shares may be issued								734,862				716,938	8,048,874	1,290,489				8,048,874	1,867,500							1,100,000
Number of additional shares approved for grant				716,938	290,213	1,111,254	3,039,819
Annual increase to authorized shares (as a percent)																		2.50%										3.00%
Number of options and nonvested shares granted to employees													6,501,435							1,093,435							2,049,611
Shares exercisable after expiration term															0									0
Expiration term of options from date of grant															10 years				10 years									10 years
Percentage of awards vesting on first anniversary under alternative one															50.00%				25.00%							25.00%
Percentage of awards vesting on first anniversary under alternative two															33.00%
Percentage of awards vesting on first anniversary under alternative three															25.00%											25.00%
First award vesting period from date of grant															1 year						9 months	1 year
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative one															12.50%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative two															8.30%				2.00%							6.25%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative three															6.25%				6.25%
Termination of option
Period to exercise options in case of termination with cause	30 days
Period to exercise options in case of termination without cause	60 days
Period to exercise options in case of termination by way of death or disability	6 months
Number of share options
Share options outstanding at the beginning of the period									2,915,171	3,398,190	4,508,784				249,139	34,055								1,032,095						2,482,088
Granted (in shares)											114,685				40,100	215,084	34,055						1,093,435						2,557,084
Exercised (in shares)									(691,372)	(401,179)	(1,007,740)													(223,715)	(61,340)					(111,844)	(25,908)
Cancelled (in shares)									(83,608)	(81,840)	(217,539)				(43,623)									(1,588)						(458,385)	(49,088)
Share options outstanding at the end of the period									2,140,191	2,915,171	3,398,190				245,616	249,139	34,055							806,792	1,032,095					1,911,859	2,482,088
Weighted average exercise price
Share options outstanding at the beginning of the period (in dollars per share)									$ 4.58	$ 4.60	$ 4.46				$ 7.46	$ 8.79								$ 1.97						$ 7.57
Granted (in dollars per share)											$ 16.74				$ 7.75	$ 7.25	$ 8.79						$ 1.90						$ 7.56
Exercised (in dollars per share)									$ 4.64	$ 4.34	$ 4.18													$ 1.78	$ 0.78					$ 5.30	$ 5.53
Cancelled (in dollars per share)									$ 11.26	$ 6.64	$ 9.76				$ 8.20	$ 7.60								$ 6.95						$ 7.87	$ 7.96
Share options outstanding at the end of the period (in dollars per share)									$ 4.37	$ 4.58	$ 4.60				$ 7.38	$ 7.46	$ 8.79							$ 2.01	$ 1.97					$ 7.63	$ 7.57
Other disclosures
Weighted average grant-date fair value, granted (in dollars per share)											$ 8.93				$ 3.75	$ 3.77	$ 4.32						$ 1.31						$ 6.18
Weighted average intrinsic value per option at the grant dates (in dollars)																							$ 6,118,710						$ 1,138,653
Award vesting period		1 year	4 years